Leases - Schedule of Lease Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 2,560
Additions	4,718
Additions through acquisitions	201
Disposals	(630)
Interest accretion	142
Lease repayments	(984)
Effects of foreign exchange	(189)
Balance – End of period	5,818
Current	1,941	$ 621
Non-current	3,877	1,939
Lease liabilities	$ 5,818	$ 2,560